Exhibit 99.1

SLM Student Loan Trust 2010-2 Monthly Servicing Report
Distribution Date	06/25/2013
Collection Period	05/01/2013 - 05/31/2013

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		08/26/2010	04/30/2013	05/31/2013
	Principal Balance		$679,589,352.80	$506,944,547.81	$501,153,654.01
	Interest to be Capitalized Balance		17,411,085.17	9,206,744.65	9,236,239.52

	Pool Balance		$697,000,437.97	$516,151,292.46	$510,389,893.53
	Capitalized Interest Account Balance		$3,000,000.00	$3,000,000.00	$3,000,000.00
	Specified Reserve Account Balance		3,768,055.00	2,580,756.46	2,551,949.47

	Adjusted Pool (1)		$703,768,492.97	$521,732,048.92	$515,941,843.00
	Weighted Average Coupon (WAC)		5.14%	5.35%	5.36%
	Number of Loans		193,647	125,642	123,548
	Aggregate Outstanding Principal Balance - Tbill			$122,584,357.82	$120,740,472.00
	Aggregate Outstanding Principal Balance - Commercial Paper			$51,999,660.78	$51,262,232.34
	Aggregate Outstanding Principal Balance - LIBOR			$393,566,934.64	$338,387,189.19
	Pool Factor			0.702551589	0.694709547
	Since Issued Constant Prepayment Rate			4.75%	4.64%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.
B	Debt Securities	Cusip/Isin	05/28/2013		06/25/2013
	A	78446AAA3	$494,353,048.92		$488,562,843.00
	B	78446AAB1	$22,379,000.00		$22,379,000.00

C	Account Balances		05/28/2013		06/25/2013
	Reserve Account Balance		$2,580,756.46		$2,551,949.47
	Capitalized Interest Account Balance		$3,000,000.00		$3,000,000.00
	Floor Income Rebate Account		$3,798,186.87		$1,295,978.72
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		05/28/2013		06/25/2013
	Adjusted Pool Balance + Supplemental Loan Purchase		$521,732,048.92		$515,941,843.00
	Total Notes		$516,732,048.92		$510,941,843.00
	Difference		$5,000,000.00		$5,000,000.00
	Parity Ratio		1.00968		1.00979

Page 2 of 9	Trust 2010-2 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

II. Trust Activity 05/01/2013 through		05/31/2013

A	Student Loan Principal Receipts
	Borrower Principal	1,634,897.43
	Guarantor Principal	3,672,124.79
	Consolidation Activity Principal	1,707,774.50
	Seller Principal Reimbursement	524.03
	Servicer Principal Reimbursement	2,967.05
	Rejected Claim Repurchased Principal	28,965.81
	Other Principal Deposits	4,562.64

	Total Principal Receipts	$7,051,816.25

B	Student Loan Interest Receipts
	Borrower Interest	436,731.55
	Guarantor Interest	100,601.98
	Consolidation Activity Interest	23,761.74
	Special Allowance Payments	77,507.23
	Interest Subsidy Payments	808,439.00
	Seller Interest Reimbursement	166.97
	Servicer Interest Reimbursement	3,843.89
	Rejected Claim Repurchased Interest	1,831.25
	Other Interest Deposits	38,502.42

	Total Interest Receipts	$1,491,386.03

C	Reserves in Excess of Requirement	$28,806.99

D	Investment Income	$524.77

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$3,798,186.87

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(3,886,242.14)
	Funds Allocated to the Floor Income Rebate Account	$(1,295,978.72)

M	AVAILABLE FUNDS	$7,188,500.05

N	Non-Cash Principal Activity During Collection Period	$(1,260,922.45)

O	Non-Reimbursable Losses During Collection Period	$83,235.94

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$35,458.39

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-2 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

III. 2010-2	Portfolio Characteristics

	05/31/2013				04/30/2013
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.50%	3,585	$18,376,449.94	3.667%	6.48%	3,666	$18,299,940.01	3.610%
GRACE	6.50%	2,102	$10,354,659.24	2.066%	6.54%	2,258	$11,712,851.91	2.310%
DEFERMENT	5.16%	22,091	$90,131,144.10	17.985%	5.12%	22,887	$91,268,066.59	18.004%
REPAYMENT: CURRENT	5.23%	52,771	$184,496,039.91	36.814%	5.23%	54,157	$189,371,743.53	37.356%
31-60 DAYS DELINQUENT	5.16%	6,603	$27,402,848.22	5.468%	5.23%	6,437	$27,239,394.40	5.373%
61-90 DAYS DELINQUENT	5.14%	4,076	$17,394,071.84	3.471%	5.06%	4,136	$17,641,322.25	3.480%
91-120 DAYS DELINQUENT	5.03%	3,078	$13,319,078.26	2.658%	5.14%	2,676	$11,517,851.48	2.272%
> 120 DAYS DELINQUENT	5.14%	9,316	$39,016,427.75	7.785%	5.15%	9,206	$38,507,572.71	7.596%
FORBEARANCE	5.64%	17,884	$93,662,799.07	18.689%	5.61%	17,921	$93,414,466.02	18.427%
CLAIMS IN PROCESS	5.20%	1,959	$6,746,753.16	1.346%	5.06%	2,209	$7,707,402.13	1.520%
AGED CLAIMS REJECTED	4.60%	83	$253,382.52	0.051%	4.59%	89	$263,936.78	0.052%

TOTAL		123,548	$501,153,654.01	100.00%		125,642	$506,944,547.81	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-2 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

IV. 2010-2 Portfolio Characteristics (cont’d)

	05/31/2013	04/30/2013
Pool Balance	$510,389,893.53	$516,151,292.46
Outstanding Borrower Accrued Interest	$12,586,363.86	$12,501,096.34
Borrower Accrued Interest to be Capitalized	$9,236,239.52	$9,206,744.65
Total # Loans	123,548	125,642
Total # Borrowers	55,180	56,141
Weighted Average Coupon	5.36%	5.35%
Weighted Average Remaining Term	114.23	114.02
Non-Reimbursable Losses	$83,235.94	$80,668.10
Cumulative Non-Reimbursable Losses	$2,416,514.41	$2,333,278.47
Since Issued Constant Prepayment Rate (CPR)	4.64%	4.75%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$30,797.06	$71,658.02
Cumulative Rejected Claim Repurchases	$1,323,852.97	$1,293,055.91
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$1,345,626.86	$1,399,816.78
Borrower Interest Accrued	$2,008,925.02	$1,959,711.84
Interest Subsidy Payments Accrued	$246,518.50	$243,645.70
Special Allowance Payments Accrued	$22,990.01	$23,082.98

Page 5 of 9	Trust 2010-2 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

V. 2010-2 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.84%	68,862	215,805,185.42	43.062%
- GSL - Unsubsidized	5.67%	49,231	248,084,294.67	49.503%
- PLUS (2) Loans	6.48%	4,612	33,618,601.02	6.708%
- SLS (3) Loans	3.55%	843	3,645,572.90	0.727%
- Consolidation Loans	0.00%	0	-	0.000%

Total	5.36%	123,548	$501,153,654.01	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.43%	94,722	420,168,557.72	83.840%
- Two Year	4.88%	21,858	60,703,406.19	12.113%
- Technical	5.17%	6,891	20,125,682.28	4.016%
- Other	3.87%	77	156,007.82	0.031%

Total	5.36%	123,548	$501,153,654.01	100.000%

*Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-2 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

VI. 2010-2 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$7,188,500.05

A		Primary Servicing Fee	$201,521.21	$6,986,978.84

B		Administration Fee	$6,667.00	$6,980,311.84

C		Class A Noteholders’ Interest Distribution Amount	$266,563.95	$6,713,747.89

D		Class B Noteholders’ Interest Distribution Amount	$19,029.51	$6,694,718.38

E		Reserve Account Reinstatement	$-	$6,694,718.38

F		Class A Noteholders’ Principal Distribution Amount	$5,790,205.92	$904,512.46

G		Class B Noteholders’ Principal Distribution Amount	$-	$904,512.46

H		Unpaid Expenses of The Trustees	$-	$904,512.46

I		Carryover Servicing Fee	$-	$904,512.46

J		Remaining Amounts to the Noteholders after the first auction date	$-	$904,512.46

K		Excess Distribution Certificateholder	$904,512.46	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$501,153,654.01

	B	Interest to be Capitalized	$9,236,239.52

	C	Capitalized Interest Account Balance	$3,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$2,551,949.47

	E	Less: Specified Reserve Account Balance	$(2,551,949.47)

	F	Total	$513,389,893.53

	G	Class A Notes Outstanding (after application of available funds)	$488,562,843.00

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2010-2 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

VII. 2010-2 Distributions
Distribution Amounts
	A	B

Cusip/Isin	78446AAA3	78446AAB1
Beginning Balance	$494,353,048.92	$22,379,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.50%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/28/2013	5/28/2013
Accrual Period End	6/25/2013	6/25/2013
Daycount Fraction	0.07777778	0.07777778
Interest Rate*	0.69328%	1.09328%
Accrued Interest Factor	0.000539218	0.000850329
Current Interest Due	$266,563.95	$19,029.51
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$266,563.95	$19,029.51
Interest Paid	$266,563.95	$19,029.51
Interest Shortfall	$-	$-
Principal Paid	$5,790,205.92	$-
Ending Principal Balance	$488,562,843.00	$22,379,000.00
Paydown Factor	0.007845807	0.000000000
Ending Balance Factor	0.662009272	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/ extracts/abrate.txt.

Page 8 of 9	Trust 2010-2 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

VIII. 2010-2 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$516,732,048.92
	Adjusted Pool Balance	$515,941,843.00
	Overcollateralization Amount	$5,000,000.00
	Principal Distribution Amount	$5,790,205.92
	Principal Distribution Amount Paid	$5,790,205.92
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,580,756.46
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,580,756.46
	Required Reserve Acct Balance	$2,551,949.47
	Release to Collection Account	$28,806.99
	Ending Reserve Account Balance	$2,551,949.47
C	Capitalized Interest Account
	Beginning Period Balance	$3,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$3,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$3,798,186.87
	Deposits for the Period	$1,295,978.72
	Release to Collection Account	$(3,798,186.87)
	Ending Balance	$1,295,978.72
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2010-2 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013